UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net Cash provided by Operating Activities
Net Cash provided by Operating Activities	$ 19,225	$ 6,713
Cash Flows from Investing Activities:
Returns of investments in unconsolidated joint ventures	0	936
Advances for asset acquisition from related parties (Note 5)	0	(1,000)
Advances for vessels under construction	(3,481)	0
Net Cash provided used in Investing Activities	(3,481)	(64)
Cash Flows from Financing Activities:
Proceeds from debt	0	153,000
Principal payments of debt	(7,904)	(28,707)
Prepayment of debt	0	(97,876)
Equity offerings costs	(8)	(40)
Payment of financing costs	(59)	(3,311)
Consideration paid in excess of purchase price over book value of vessels	(9,097)	0
Redemption of preferred shares	0	(43,916)
Proceeds from short-term debt	0	28,000
Prepayments of short-term debt	0	(28,000)
Repayment of Vessel fair value participation liability	0	(4,956)
Net Cash used in Financing Activities	(17,068)	(25,806)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(334)	0
Net decrease in cash and cash equivalents and restricted cash	(1,658)	(19,157)
Cash and cash equivalents and restricted cash at beginning of year/period	11,629	39,956
Cash and cash equivalents and restricted cash at end of the period	9,971	20,799
Cash breakdown
Cash and cash equivalents	5,971	16,799
Restricted cash, non-current	3,000	4,000
Restricted cash, current	1,000	0
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	9,585	9,137
Equity issuance costs included in Accounts payable/ Accrued liabilities/ Due to related parties	13	22
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	$ 366	$ 0